PREPAYMENTS AND OTHER CURRENT ASSETS- Activities in allowance for doubtful accounts (Details) - Other Receivables And Prepayments [Member] - USD ($)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Beginning balance	$ 4,783,093	$ 4,960,020	$ 4,671,896
Provisions	0	96,267	0
Reversal of allowance	24,959
Foreign currency translation adjustment	(45,331)	(273,194)	288,124
Ending balance	$ 4,712,803	$ 4,783,093	$ 4,960,020